CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	[CommonStockMember]	[AdditionalPaidInCapitalMember]	[RetainedEarningsMember]
Balance as at Dec. 31, 2010	$ 84,611	$ 61	$ 86,551	$ (2,001)
Balance of shares as at Dec. 31, 2010		6,106,161
Net income / (loss)	3,630			3,630
Issuance of common stock, net of issuance costs	121,492	169	121,323
Issuance of common stock, net of issuance costs, shares		16,916,667
Compensation cost on restricted stock	954	1	953
Issuance of restricted stock, shares		53,333
Dividends declared and paid	(4,154)			(4,154)
Balance as at Dec. 31, 2011	206,533	231	208,827	(2,525)
Balance of shares as at Dec. 31, 2011		23,076,161
Net income / (loss)	5,969			5,969
Issuance of common stock, net of issuance costs	53,901	91	53,810
Issuance of common stock, net of issuance costs, shares		9,115,803
Compensation cost on restricted stock	900		900
Dividends declared and paid	(28,545)			(28,545)
Balance as at Dec. 31, 2012	238,758	322	263,537	(25,101)
Balance of shares as at Dec. 31, 2012		32,191,964
Net income / (loss)	(57,346)			(57,346)
Issuance of common stock, net of issuance costs	12,356	28	12,328
Issuance of common stock, net of issuance costs, shares		2,859,603
Compensation cost on restricted stock	371		371
Dividends declared and paid	(29,674)			(29,674)
Balance as at Dec. 31, 2013	$ 164,465	$ 350	$ 276,236	$ (112,121)
Balance of shares as at Dec. 31, 2013		35,051,567